Other comprehensive income (loss) (Tables)	12 Months Ended
Mar. 31, 2017
Accumulated other comprehensive income (loss)
Changes in accumulated other comprehensive income (loss)

	Millions of yen
	For the year ended March 31, 2016
	Balance at beginning of year	Other comprehensive income (loss) before reclassifications	Reclassifications out of accumulated other comprehensive income (loss)	Net change during the year	Balance at end of year
Cumulative translation adjustments	¥133,371	¥(79,108)	¥(845)	¥(79,953)	¥53,418
Pension liability adjustment	(15,404)	(18,097)	176	(17,921)	(33,325)
Net unrealized gain on non-trading securities	25,772	363	(1,248)	(885)	24,887

Total	¥143,739	¥(96,842)	¥(1,917)	¥(98,759)	¥44,980

	Millions of yen
	For the year ended March 31, 2017
	Balance at beginning of year	Cumulative effect of change in accounting principle	Other comprehensive income (loss) before reclassifications	Reclassifications out of accumulated other comprehensive income (loss)	Net change during the year	Balance at end of year
Cumulative translation adjustments	¥53,418	¥—	¥(4,005)	¥(1,646)	¥(5,651)	¥47,767
Pension liability adjustment	(33,325)	—	(9,147)	1,452	(7,695)	(41,020)
Net unrealized gain on non-trading securities	24,887	—	(3,948)	(595)	(4,543)	20,344
Own credit adjustments	—	19,294	(12,147)	(586)	6,561	6,561

Total	¥44,980	¥19,294	¥(29,247)	¥(1,375)	¥(11,328)	¥33,652

Reclassifications out of accumulated other comprehensive income (loss)

	Millions of yen
	For the year ended March 31
	2016	2017	Affected line items in consolidated statements of income
	Reclassifications out of accumulated other comprehensive income (loss)	Reclassifications out of accumulated other comprehensive income (loss)
Cumulative translation adjustments:
	¥845	¥1,646	Revenue—Other
	—	—	Income tax expense

	845	1,646	Net income

	—	—	Net income attributable to noncontrolling interests

	¥845	¥1,646	Net income attributable to NHI shareholders

	Millions of yen
	For the year ended March 31
	2016	2017	Affected line items in consolidated statements of income
	Reclassifications out of accumulated other comprehensive income (loss)	Reclassifications out of accumulated other comprehensive income (loss)
Pension liability adjustment
	¥(255)	¥(2,118)	Non-interest expenses—Compensation and benefits
	79	666	Income tax expense

	(176)	(1,452)	Net income

	—	—	Net income attributable to noncontrolling interests

	¥(176)	¥(1,452)	Net income attributable to NHI shareholders

	Millions of yen
	For the year ended March 31
	2016	2017	Affected line items in consolidated statements of income
	Reclassifications out of accumulated other comprehensive income (loss)	Reclassifications out of accumulated other comprehensive income (loss)
Net unrealized gain on non-trading securities:
	¥2,724	¥2,086	Revenue—Other
	(1,081)	(1,306)	Income tax expense

	1,643	780	Net income

	(395)	(185)	Net income attributable to noncontrolling interests

	¥1,248	¥595	Net income attributable to NHI shareholders